NOTES RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The notes at March 31, 2014 and 2013 by series are as follows:

	2014	2013

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	46,908
Series 33	-	-
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	-	-
Series 40	-	-
Series 41	-	-
Series 42	22,790	22,790
Series 43	-	-
Series 44	-	-
Series 45	-	-
Series 46	-	-

	$22,790	$69,698